Indemnification Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Indemnification Liability
Indemnification Liability

Note 6 - Indemnification Liability

As per the Amended PCCU CAA, see Note 8 Related Party, effective December 31, 2024, the Company no longer serves as a guarantor of credit losses to PCCU, accordingly the indemnity liability on loans funded by PCCU was reduced to $0 as of December 31, 2024.

Prior to the Amended PCCA CAA, PCCU funded loans through a third-party vendor. SHF earned the associated interest and paid PCCU a loan hosting fee at an annual rate of 0.35% of the outstanding loan principal funded and serviced by PCCU, and 0.25% of the outstanding loan principal serviced by SHF. SHF had agreed to indemnify PCCU for losses on certain PCCU loans. The indemnity liability reflected SHF management’s estimate of probable credit losses inherent under the agreement as of the balance sheet date.

The provision for loan losses (benefit) consists of the following activity for the three months ended June 30, 2025 and June 30, 2024:

	Three Months Ended June 30, 2025			Three Months Ended June 30, 2024
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Credit loss (benefit)	$-	$-	$-	$(248)	$(97,000)	$(97,248)

The provision for loan losses (benefit) consists of the following activity for the six months ended June 30, 2025 and June 30, 2024:

	Six Months Ended June 30, 2025			Six Months Ended June 30, 2024
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Credit loss (benefit)	$-	$-	$-	$(1,890)	$(164,145)	$(166,035)

Note 6. Indemnification Liability

As of December 31, 2024, the Company had no indemnified loans outstanding. However, as of December 31, 2023, the Company had indemnified a total of twenty loans, three of which individually represented more than 10% of the total balance of indemnified loans.

The schedule below details outstanding indemnified amounts funded by PCCU and categorized as either collateralized loans or unsecured loans and lines of credit as of December 31, 2024 and December 31, 2023.

	December 31, 2024	December 31, 2023
Secured term loans	$-	$55,215,013
Unsecured loans and lines of credit	-	431,640
Total loans funded by PCCU	$-	$55,646,653

As of December 31, 2023, secured loans carried interest rates ranging from 8.00% to 13.00%, while unsecured loans and lines of credit had interest rates between 10.00% and 12.50%. Additionally, unsecured lines of credit had an incremental availability of $996,958 as of December 31, 2023.

For the loans outstanding as of December 31, 2023, SHF had agreed to indemnify PCCU for losses on certain PCCU loans. The indemnity liability reflects SHF management’s estimate of probable credit losses inherent under the agreement as of the balance sheet date. The Company’s estimated indemnity liability on the reporting date was calculated in accordance with the allowance for credit loss and indemnity liability policies described in Note 2.

As per the Amended CAA, effective December 31, 2024, the Company no longer serves as a guarantor of credit losses to PCCU, accordingly reduced the indemnity liability on loans funded by PCCU to $0 at December 31, 2024.

The indemnity liability activity are as follows:

	Year ended December 31,
	2024	2023
Beginning balance	$1,382,408	$499,465
Cumulative effect from adoption of CECL	-	566,341
Charge-offs	-	-
Recoveries	-	-
(Benefit) expense	(1,382,408)	316,602
Ending balance	$-	$1,382,408

As of December 31, 2023, one loan had been classified as nonaccrual. On December 29, 2023, the Company successfully negotiated an amendment agreement to the nonaccrual loan agreement, resulting in the payment of all overdue amounts and restoring the loan to current status. During the second quarter of 2024, the company received the full principal amount of the loan, along with all accrued interest.

Credit quality of indemnified loans:

As part of the on-going monitoring of the credit quality of the Company’s indemnified loan portfolio, management tracks credit quality indicators based on the loan payment status on monthly basis. The Company continuously evaluates the credit quality of each indemnified loan by assessing the risk factors and assigning a risk rating based on a variety of factors. Risk factors include property type, geographic and local market dynamics, physical condition, projected cash flow, loan structure and exit plan, loan-to-value ratio, fixed charge coverage ratio, project sponsorship, and other factors deemed necessary. Based on a 10-point scale, the Company’s loans are rated “0” through “10,” from less risk to greater risk, which ratings are defined as follows:

Risk rating	Category	Description
0	Risk Free	Free of repayment risk. The loan is fully guaranteed by the full faith and backing of the US Government or entirely secured by cash controlled by SHF.
1	Highest Quality	High caliber loan with the lowest risk of default. Significant excess cash flow after debt service and moderate to low leverage.
2	Excellent	High quality loan that carry’s a low risk of default. Strong cash flow and relatively few negative individual risk factors.
3	Good	Loans with lower-than-average level of risk. Excess cash flow and other factors contributing to the overall low level of risk in the loan.
4	Average	Risk factors may be mixed with some negative and some positive aspects, but the overall rating will indicate an average level of risk.
5	Fair	Loans in this category have the maximum level of risk that can be accepted while still recommending a new loan for origination. The loan risk factors may contain multiple negative factors, but they are generally outweighed by the positive aspects of the loan.
6	Watch List	There is a temporary and curable condition resulting in a lower risk rating.
7	Special Mention	There is a potential weakness that may result in the deterioration of the prospect of repayment that are not temporary and may require additional collection or workout efforts.
8	Substandard	Loans in this category are inadequately protected by the current net worth and paying capacity of the obligors or of the collateral pledged and have well-defined weaknesses that jeopardize the liquidation of the debt with distinct possibility of loss. SHF may be required to advance additional funds to manage the loan. Escalated collection activities such as foreclosure have been scheduled with anticipated losses up to 20% of the outstanding balance.
9	Doubtful	Collection or liquidation in full highly questionable and improbable. Escalated collection activities such as foreclosure have commenced with anticipated losses from 20% to 50% of the outstanding balance.
10	Loss	Uncollectable loans. A complete write-off is imminent although a partial recovery may be affected in the future.

The carrying value, excluding the CECL Reserve, of the Company’s indemnified loans held at carrying value within each risk rating is as follows:

Risk rating	December 31, 2024	December 31, 2023
3	$-	$10,100,000
4	-	3,431,640
5	-	28,115,013
6	-	10,900,000
7	-	3,100,000
Grand total	$-	$55,646,653

The provision for credit losses (benefit) on the statements of operations consists of the following activity for the years ended December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Credit loss (benefit)	$(10,723)	$(1,382,408)	$(1,393,131)	$(25,745)	$316,602	$290,857